Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Mid Cap Portfolio
March 31, 2022
VIPMID-NPRT1-0522
1.799869.118
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Entertainment - 0.9%
Activision Blizzard, Inc.	512,158	41,028,977
Live Nation Entertainment, Inc. (a)	237,594	27,950,558
		68,979,535
Interactive Media & Services - 0.5%
Bumble, Inc. (a)(b)	692,700	20,074,446
IAC (a)(b)	149,475	14,989,353
		35,063,799
Media - 0.8%
Interpublic Group of Companies, Inc.	1,610,242	57,083,079
TOTAL COMMUNICATION SERVICES		161,126,413
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Adient PLC (a)	467,046	19,041,465
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp. (b)	1,139,558	42,847,381
Caesars Entertainment, Inc. (a)	707,806	54,755,872
Churchill Downs, Inc.	401,852	89,122,737
Hilton Grand Vacations, Inc. (a)	969,538	50,425,671
Jubilant Foodworks Ltd.	150,140	5,177,845
Noodles & Co. (a)(c)	2,936,260	17,529,472
Planet Fitness, Inc. (a)(b)	295,371	24,952,942
Vail Resorts, Inc.	78,147	20,339,320
		305,151,240
Household Durables - 1.4%
GoPro, Inc. Class A (a)	1,515,196	12,924,622
KB Home	306,018	9,908,863
Lovesac (a)	205,753	11,123,007
NVR, Inc. (a)	5,658	25,275,814
Taylor Morrison Home Corp. (a)	1,095,012	29,806,227
Toll Brothers, Inc.	381,011	17,915,137
		106,953,670
Internet & Direct Marketing Retail - 0.3%
Global-e Online Ltd. (a)	137,745	4,653,026
Revolve Group, Inc. (a)	352,181	18,908,598
		23,561,624
Leisure Products - 0.5%
YETI Holdings, Inc. (a)(b)	611,420	36,672,972
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc. (b)	792,330	31,217,802
America's Car Mart, Inc. (a)	101,049	8,140,507
American Eagle Outfitters, Inc. (b)	1,472,985	24,746,148
Burlington Stores, Inc. (a)	73,900	13,462,363
Dick's Sporting Goods, Inc. (b)	394,136	39,421,483
Five Below, Inc. (a)	409,446	64,843,963
Williams-Sonoma, Inc. (b)	565,923	82,058,835
		263,891,101
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	776,260	39,892,001
Deckers Outdoor Corp. (a)	308,039	84,331,837
PVH Corp.	152,930	11,715,967
		135,939,805
TOTAL CONSUMER DISCRETIONARY		891,211,877
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	117,300	45,567,531
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,427,099	96,486,163
Grocery Outlet Holding Corp. (a)(b)	355,200	11,643,456
U.S. Foods Holding Corp. (a)	1,585,540	59,663,870
		167,793,489
Food Products - 0.5%
Nomad Foods Ltd. (a)	1,697,201	38,322,799
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	590,131	52,356,422
TOTAL CONSUMER STAPLES		304,040,241
ENERGY - 4.8%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	1,080,048	39,324,548
TechnipFMC PLC (a)	3,228,400	25,020,100
		64,344,648
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	1,344,725	41,054,454
Cheniere Energy, Inc.	461,870	64,038,276
Denbury, Inc. (a)	13,700	1,076,409
Genesis Energy LP	950,900	11,135,039
Hess Corp.	427,088	45,715,500
Magnolia Oil & Gas Corp. Class A	2,409,231	56,978,313
New Fortress Energy, Inc. (b)	547,962	23,348,661
Range Resources Corp. (a)	1,626,468	49,412,098
		292,758,750
TOTAL ENERGY		357,103,398
FINANCIALS - 14.4%
Banks - 7.4%
Bancorp, Inc., Delaware (a)(b)	1,353,122	38,333,946
Comerica, Inc.	327,599	29,624,778
East West Bancorp, Inc.	914,417	72,257,231
First Foundation, Inc.	369,508	8,975,349
First Horizon National Corp.	3,410,685	80,116,991
First Republic Bank	134,427	21,790,617
Huntington Bancshares, Inc.	3,143,610	45,959,578
KeyCorp	777,920	17,409,850
M&T Bank Corp.	224,194	38,000,883
Meta Financial Group, Inc.	631,102	34,660,122
Popular, Inc.	351,027	28,692,947
Signature Bank	171,030	50,195,595
Wintrust Financial Corp.	969,441	90,090,152
		556,108,039
Capital Markets - 2.0%
Ameriprise Financial, Inc.	122,327	36,742,138
Northern Trust Corp.	368,855	42,953,165
Raymond James Financial, Inc.	405,697	44,590,157
TMX Group Ltd.	204,300	21,012,594
		145,298,054
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	1,486,244	45,939,802
Insurance - 4.0%
American Financial Group, Inc.	230,113	33,509,055
Assurant, Inc.	292,727	53,226,550
Hartford Financial Services Group, Inc.	620,722	44,574,047
Old Republic International Corp.	1,726,310	44,659,640
Primerica, Inc.	549,147	75,134,293
Reinsurance Group of America, Inc.	418,778	45,839,440
		296,943,025
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	760,804	31,352,733
TOTAL FINANCIALS		1,075,641,653
HEALTH CARE - 10.0%
Biotechnology - 0.9%
Argenx SE ADR (a)	35,652	11,241,432
Blueprint Medicines Corp. (a)	129,400	8,266,072
Exelixis, Inc. (a)	1,542,860	34,976,636
Neurocrine Biosciences, Inc. (a)	171,102	16,040,813
		70,524,953
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	728,243	32,253,882
Envista Holdings Corp. (a)	924,166	45,016,126
Hologic, Inc. (a)	285,772	21,953,005
JEOL Ltd.	351,300	19,421,080
ResMed, Inc.	83,585	20,270,198
Tandem Diabetes Care, Inc. (a)	237,013	27,562,242
The Cooper Companies, Inc.	76,439	31,920,162
Zimmer Biomet Holdings, Inc.	309,032	39,525,193
		237,921,888
Health Care Providers & Services - 2.3%
Centene Corp. (a)	538,307	45,320,066
Guardant Health, Inc. (a)	101,800	6,743,232
Molina Healthcare, Inc. (a)	192,368	64,172,041
Option Care Health, Inc. (a)	1,976,820	56,457,979
		172,693,318
Life Sciences Tools & Services - 2.4%
Avantor, Inc. (a)	1,264,141	42,753,249
Bio-Rad Laboratories, Inc. Class A (a)	23,200	13,066,936
ICON PLC (a)	71,100	17,292,942
Maravai LifeSciences Holdings, Inc. (a)	644,297	22,724,355
Syneos Health, Inc. (a)	694,215	56,196,704
Thermo Fisher Scientific, Inc.	45,361	26,792,475
		178,826,661
Pharmaceuticals - 1.2%
Royalty Pharma PLC	900,200	35,071,792
UCB SA	468,200	56,171,271
		91,243,063
TOTAL HEALTH CARE		751,209,883
INDUSTRIALS - 19.0%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)(b)	211,754	29,164,878
Howmet Aerospace, Inc.	1,070,552	38,475,639
Spirit AeroSystems Holdings, Inc. Class A	491,500	24,029,435
		91,669,952
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. (a)	779,300	26,067,585
GXO Logistics, Inc. (a)(b)	617,532	44,054,733
		70,122,318
Airlines - 0.6%
Copa Holdings SA Class A (a)(b)	244,539	20,453,242
Jet2 PLC (a)	1,575,700	23,700,565
		44,153,807
Building Products - 1.9%
Builders FirstSource, Inc. (a)	1,346,871	86,927,054
Jeld-Wen Holding, Inc. (a)	1,906,338	38,660,535
UFP Industries, Inc.	232,192	17,915,935
		143,503,524
Commercial Services & Supplies - 0.4%
Driven Brands Holdings, Inc. (a)(b)	1,123,321	29,520,876
Construction & Engineering - 1.6%
Quanta Services, Inc.	450,369	59,273,064
Willscot Mobile Mini Holdings (a)	1,558,619	60,988,761
		120,261,825
Electrical Equipment - 3.9%
Acuity Brands, Inc.	295,523	55,942,504
AMETEK, Inc.	397,326	52,915,877
Generac Holdings, Inc. (a)	182,990	54,395,607
Regal Rexnord Corp.	346,264	51,517,158
Sensata Technologies, Inc. PLC (a)	612,720	31,156,812
Sunrun, Inc. (a)(b)	1,427,746	43,360,646
		289,288,604
Machinery - 2.8%
Crane Co.	649,736	70,353,414
Fortive Corp.	429,614	26,176,381
IDEX Corp.	72,294	13,860,929
Ingersoll Rand, Inc.	373,200	18,790,620
ITT, Inc.	1,055,609	79,392,353
		208,573,697
Marine - 0.4%
Clarkson PLC	558,475	27,144,705
Professional Services - 3.1%
ASGN, Inc. (a)	473,306	55,239,543
Clarivate Analytics PLC (a)(b)	2,017,481	33,812,982
Jacobs Engineering Group, Inc.	287,889	39,673,983
KBR, Inc.	1,383,739	75,732,035
TriNet Group, Inc. (a)	295,565	29,071,773
		233,530,316
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	92,000	18,472,680
Trading Companies & Distributors - 2.0%
Electrocomponents PLC	2,708,396	38,567,467
GMS, Inc. (a)	372,773	18,552,912
Univar Solutions, Inc. (a)	2,831,184	90,994,254
		148,114,633
TOTAL INDUSTRIALS		1,424,356,937
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.5%
Digi International, Inc. (a)(b)	1,737,001	37,380,262
Electronic Equipment & Components - 2.5%
CDW Corp.	138,976	24,861,417
Flex Ltd. (a)	2,626,500	48,721,575
Jabil, Inc.	1,233,375	76,136,239
Trimble, Inc. (a)	236,432	17,056,204
Zebra Technologies Corp. Class A (a)	49,577	20,510,005
		187,285,440
IT Services - 4.8%
Akamai Technologies, Inc. (a)	172,777	20,627,846
Amadeus IT Holding SA Class A (a)	604,300	39,290,440
Concentrix Corp.	424,771	70,749,858
EPAM Systems, Inc. (a)	54,922	16,290,414
Euronet Worldwide, Inc. (a)	368,822	48,002,183
Genpact Ltd.	1,489,258	64,797,616
GoDaddy, Inc. (a)	450,454	37,703,000
WNS Holdings Ltd. sponsored ADR (a)	687,837	58,803,185
		356,264,542
Semiconductors & Semiconductor Equipment - 3.0%
Marvell Technology, Inc.	386,378	27,707,166
MKS Instruments, Inc. (b)	409,171	61,375,650
onsemi (a)	878,414	54,997,501
SolarEdge Technologies, Inc. (a)	96,243	31,025,856
Teradyne, Inc.	403,245	47,675,656
		222,781,829
Software - 1.4%
Black Knight, Inc. (a)	653,157	37,876,574
Digital Turbine, Inc. (a)(b)	491,066	21,513,601
Dynatrace, Inc. (a)	864,649	40,724,968
KnowBe4, Inc. (a)	373,800	8,604,876
		108,720,019
TOTAL INFORMATION TECHNOLOGY		912,432,092
MATERIALS - 7.2%
Chemicals - 2.3%
Albemarle Corp. U.S.	50,130	11,086,250
Cabot Corp.	196,100	13,415,201
Celanese Corp. Class A	243,437	34,779,844
CF Industries Holdings, Inc.	369,741	38,105,507
Element Solutions, Inc.	3,269,505	71,602,160
		168,988,962
Construction Materials - 1.1%
Eagle Materials, Inc.	269,361	34,575,178
Martin Marietta Materials, Inc.	131,937	50,781,232
		85,356,410
Containers & Packaging - 0.8%
Avery Dennison Corp.	230,483	40,097,128
Sealed Air Corp.	267,700	17,925,192
		58,022,320
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	579,057	35,434,036
Commercial Metals Co.	389,600	16,215,152
First Quantum Minerals Ltd.	2,269,800	78,580,126
Reliance Steel & Aluminum Co.	203,527	37,316,675
Wheaton Precious Metals Corp.	1,185,800	56,389,881
		223,935,870
TOTAL MATERIALS		536,303,562
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Alexandria Real Estate Equities, Inc.	163,683	32,941,204
CubeSmart	365,600	19,022,168
Douglas Emmett, Inc.	756,503	25,282,330
Duke Realty Corp.	875,758	50,846,509
EastGroup Properties, Inc.	66,815	13,582,153
Highwoods Properties, Inc. (SBI)	862,307	39,441,922
Invitation Homes, Inc.	1,567,272	62,972,989
Lamar Advertising Co. Class A	619,381	71,959,685
Mid-America Apartment Communities, Inc.	147,105	30,811,142
National Retail Properties, Inc.	1,104,181	49,621,894
Ryman Hospitality Properties, Inc. (a)	455,900	42,293,843
SL Green Realty Corp. (b)	507,162	41,171,411
Ventas, Inc.	979,937	60,520,909
VICI Properties, Inc.	1,360,587	38,722,306
		579,190,465
Real Estate Management & Development - 0.7%
CBRE Group, Inc.	561,828	51,418,499
TOTAL REAL ESTATE		630,608,964
UTILITIES - 3.9%
Electric Utilities - 1.4%
Constellation Energy Corp.	498,700	28,051,875
OGE Energy Corp.	1,997,500	81,458,050
		109,509,925
Independent Power and Renewable Electricity Producers - 2.5%
Clearway Energy, Inc. Class C (b)	1,669,254	60,944,464
NextEra Energy Partners LP (b)	762,523	63,563,917
The AES Corp.	2,360,938	60,746,935
		185,255,316
TOTAL UTILITIES		294,765,241
TOTAL COMMON STOCKS (Cost $5,209,409,900)		7,338,800,261

Money Market Funds - 7.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d)	171,676,436	171,710,771
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e)	401,409,543	401,449,684
TOTAL MONEY MARKET FUNDS (Cost $573,160,455)		573,160,455

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $5,782,570,355)	7,911,960,716
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(434,639,404)
NET ASSETS - 100.0%	7,477,321,312

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	94,430,335	434,954,199	357,673,763	29,723	-	-	171,710,771	0.3%
Fidelity Securities Lending Cash Central Fund 0.31%	279,718,537	531,037,490	409,306,343	69,455	-	-	401,449,684	0.9%
Total	374,148,872	965,991,689	766,980,106	99,178	-	-	573,160,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Noodles & Co.	26,543,818	63,018	-	-	-	(9,077,364)	17,529,472
Total	26,543,818	63,018	-	-	-	(9,077,364)	17,529,472

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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